Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (11.3%)
	Aaron's Inc.	28,332	1,509
	TEGNA Inc.	88,624	1,342
*	Helen of Troy Ltd.	9,708	1,297
*	Adtalem Global Education Inc.	23,349	1,026
*	Liberty Expedia Holdings Inc. Class A	20,675	852
	Meredith Corp.	16,020	829
*	Murphy USA Inc.	10,099	811
*	Liberty Latin America Ltd.	47,018	808
*	Taylor Morrison Home Corp. Class A	40,358	806
	Sinclair Broadcast Group Inc. Class A	14,649	786
	Jack in the Box Inc.	8,746	728
*	Meritage Homes Corp.	14,484	726
	KB Home	27,741	697
	Bed Bath & Beyond Inc.	53,508	679
*	TRI Pointe Group Inc.	54,489	670
	MDC Holdings Inc.	19,874	625
*	Laureate Education Inc. Class A	38,628	620
*	Cars.com Inc.	28,292	599
*	Penn National Gaming Inc.	31,367	591
	Cooper Tire & Rubber Co.	20,600	568
*	Gray Television Inc.	32,441	559
*	BJ's Wholesale Club Holdings Inc.	22,262	556
*	Sally Beauty Holdings Inc.	36,004	547
	Group 1 Automotive Inc.	7,501	542
*	Gentherm Inc.	14,152	529
*	MSG Networks Inc.	24,067	508
	Designer Brands Inc. Class A	27,920	505
	Abercrombie & Fitch Co.	26,896	465
*	K12 Inc.	15,189	464
*	American Axle & Manufacturing Holdings Inc.	45,313	458
	Office Depot Inc.	221,531	434
	Matthews International Corp. Class A	12,702	432
*	Rent-A-Center Inc.	18,034	430
	International Speedway Corp. Class A	9,570	428
	Signet Jewelers Ltd.	21,129	398
	Lithia Motors Inc. Class A	3,480	397
	Scholastic Corp.	11,595	384
	Guess? Inc.	23,419	379
	Tupperware Brands Corp.	19,831	369
	Standard Motor Products Inc.	8,633	366
	Gannett Co. Inc.	46,169	363
*	Genesco Inc.	8,023	361
	La-Z-Boy Inc.	11,019	355
	Big Lots Inc.	12,532	346
	Acushnet Holdings Corp.	14,267	335
*	G-III Apparel Group Ltd.	12,680	326
	Caleres Inc.	17,143	323
	New York Times Co. Class A	10,012	319
	GameStop Corp. Class A	41,933	318

*	Fitbit Inc. Class A	67,962	315
*	Hertz Global Holdings Inc.	22,338	314
	Entercom Communications Corp. Class A	53,786	311
*	Liberty Latin America Ltd. Class A	17,745	303
	Marcus Corp.	8,338	292
*	Cooper-Standard Holdings Inc.	7,391	286
	EW Scripps Co. Class A	18,603	283
*	Century Communities Inc.	9,738	260
	Dine Brands Global Inc.	2,738	259
^	Dillard's Inc. Class A	4,478	254
	AMC Entertainment Holdings Inc. Class A	20,934	251
*	M/I Homes Inc.	9,018	247
	Marriott Vacations Worldwide Corp.	2,661	239
	Papa John's International Inc.	4,847	235
*	Regis Corp.	12,449	232
	New Media Investment Group Inc.	24,031	222
*	Houghton Mifflin Harcourt Co.	38,312	216
*	Universal Electronics Inc.	5,446	215
	Viad Corp.	3,410	214
	National CineMedia Inc.	31,772	208
	Ethan Allen Interiors Inc.	9,784	208
*	William Lyon Homes Class A	10,550	196
	Callaway Golf Co.	12,640	186
*	American Outdoor Brands Corp.	21,745	182
	National Presto Industries Inc.	1,814	178
*	Vista Outdoor Inc.	22,959	176
*	American Public Education Inc.	6,184	173
	Chico's FAS Inc.	50,741	171
*	Party City Holdco Inc.	21,584	171
	Sonic Automotive Inc. Class A	9,771	170
*	Hibbett Sports Inc.	7,516	166
*	Rosetta Stone Inc.	6,696	165
	Movado Group Inc.	5,975	154
	Tower International Inc.	8,128	142
	Buckle Inc.	9,359	141
*	Fossil Group Inc.	14,380	141
	Brinker International Inc.	3,709	139
*	1-800-Flowers.com Inc. Class A	7,581	138
*	Motorcar Parts of America Inc.	7,668	136
*	Red Robin Gourmet Burgers Inc.	5,246	134
*	Del Taco Restaurants Inc.	12,354	134
*	America's Car-Mart Inc.	1,549	133
	Haverty Furniture Cos. Inc.	7,482	130
*	Denny's Corp.	6,222	122
	Emerald Expositions Events Inc.	10,166	119
	Cato Corp. Class A	9,257	115
	American Eagle Outfitters Inc.	6,380	111
*	YETI Holdings Inc.	4,629	111
*	Beazer Homes USA Inc.	12,096	110
*,^ JC Penney Co. Inc.		126,433	107
	Clarus Corp.	8,353	107
^	Shoe Carnival Inc.	4,112	106
	Barnes & Noble Inc.	24,001	105
*	Zumiez Inc.	5,302	105
*	Central Garden & Pet Co. Class A	3,961	101
*,^ Daily Journal Corp.		459	99
*	Vera Bradley Inc.	8,989	98

*	Century Casinos Inc.	11,019	96
*	Del Frisco's Restaurant Group Inc.	13,321	91
*	El Pollo Loco Holdings Inc.	8,613	90
*	Reading International Inc. Class A	6,791	90
*	WideOpenWest Inc.	11,858	88
	Speedway Motorsports Inc.	4,586	83
*	Express Inc.	27,610	83
*	Habit Restaurants Inc. Class A	8,123	83
*	Green Brick Partners Inc.	9,237	80
	Carriage Services Inc. Class A	4,322	79
*	Clear Channel Outdoor Holdings Inc.	15,352	78
*	Ascena Retail Group Inc.	72,457	76
*	Conn's Inc.	4,102	74
	Boyd Gaming Corp.	3,044	73
	Wingstop Inc.	890	71
	Hooker Furniture Corp.	2,638	71
	Rocky Brands Inc.	2,886	71
	Citi Trends Inc.	4,827	66
	Dana Inc.	4,435	65
	Weyco Group Inc.	2,544	64
	Entravision Communications Corp. Class A	21,644	64
*	Fluent Inc.	12,894	63
	Bassett Furniture Industries Inc.	3,935	58
*	MarineMax Inc.	3,699	58
	Johnson Outdoors Inc. Class A	762	56
*	J Alexander's Holdings Inc.	5,259	55
	Tilly's Inc. Class A	7,042	55
*	Eros International plc	7,027	54
*	Lands' End Inc.	4,286	53
	Flexsteel Industries Inc.	2,980	51
*	Hemisphere Media Group Inc. Class A	3,693	50
*	Barnes & Noble Education Inc.	15,617	50
*	Boston Omaha Corp. Class A	1,977	48
*	Red Lion Hotels Corp.	6,250	47
	Escalade Inc.	4,215	47
	Saga Communications Inc. Class A	1,588	46
*	Lovesac Co.	1,276	46
*	Container Store Group Inc.	6,408	45
*	Monarch Casino & Resort Inc.	914	39
*	Biglari Holdings Inc. Class B	426	39
	Tenneco Inc. Class A	3,856	38
	Lifetime Brands Inc.	4,704	37
	Superior Industries International Inc.	9,853	36
*	Sonos Inc.	3,181	32
	Tile Shop Holdings Inc.	7,571	32
	Inter Parfums Inc.	482	31
*	Stoneridge Inc.	1,189	31
*	Central Garden & Pet Co.	1,094	31
*	Chuy's Holdings Inc.	1,363	30
*	Fiesta Restaurant Group Inc.	1,971	28
*	New Home Co. Inc.	5,193	21
*	Lumber Liquidators Holdings Inc.	2,073	20
*	Legacy Housing Corp.	1,489	19
*,^ Pier 1 Imports Inc.		31,711	18
*	Carrols Restaurant Group Inc.	2,059	18
*	Kirkland's Inc.	4,051	16
	RCI Hospitality Holdings Inc.	948	15

*	Weight Watchers International Inc.	872	15
*	Biglari Holdings Inc.	30	15
	Big 5 Sporting Goods Corp.	7,340	15
*	Hovnanian Enterprises Inc. Class A	1,520	14
*	Gaia Inc. Class A	1,735	13
*	Town Sports International Holdings Inc.	4,865	13
*	Drive Shack Inc.	2,454	11
*	Revlon Inc. Class A	495	10
	Beasley Broadcast Group Inc. Class A	2,898	9
	J. Jill Inc.	6,177	9
	Hamilton Beach Brands Holding Co. Class A	457	8
*	RTW RetailWinds Inc.	3,822	7
*,^ Francesca's Holdings Corp.		15,149	7
*	Empire Resorts Inc.	471	6
*,^ Vuzix Corp.		1,250	3
*	Nautilus Inc.	914	2
			42,307
Consumer Staples (2.1%)
	Sanderson Farms Inc.	8,095	1,107
	Core-Mark Holding Co. Inc.	17,024	628
*	Edgewell Personal Care Co.	21,885	625
	Universal Corp.	10,046	568
*	Hostess Brands Inc. Class A	40,113	537
*	Simply Good Foods Co.	24,765	532
^	B&G Foods Inc.	23,859	524
	Fresh Del Monte Produce Inc.	12,550	314
	Andersons Inc.	11,456	311
	Lancaster Colony Corp.	2,082	299
	Cal-Maine Foods Inc.	7,678	284
^	Tootsie Roll Industries Inc.	5,806	220
*	United Natural Foods Inc.	20,663	210
	Vector Group Ltd.	23,110	207
	Ingles Markets Inc. Class A	5,659	169
	SpartanNash Co.	14,414	166
	Rite Aid Corp.	21,530	165
	Weis Markets Inc.	3,828	145
*,^ Cadiz Inc.		9,082	94
	Village Super Market Inc. Class A	3,307	88
	Limoneira Co.	4,139	78
*	Farmer Brothers Co.	4,173	76
*	Seneca Foods Corp. Class A	2,950	73
*,^ Pyxus International Inc.		3,455	62
*	Smart & Final Stores Inc.	9,457	62
*,^ GNC Holdings Inc. Class A		33,672	47
	Dean Foods Co.	37,457	41
	MGP Ingredients Inc.	618	37
*	Natural Grocers by Vitamin Cottage Inc.	3,508	36
	Alico Inc.	1,243	32
*	Nature's Sunshine Products Inc.	3,306	32
*	Diplomat Pharmacy Inc.	4,270	20
	Natural Health Trends Corp.	114	1
			7,790
Energy (5.0%)
*	Southwestern Energy Co.	242,109	869
*	PDC Energy Inc.	27,311	834
	World Fuel Services Corp.	27,435	799

	Peabody Energy Corp.	32,149	756
	Golar LNG Ltd.	38,832	706
*	Oceaneering International Inc.	40,203	659
	Arch Coal Inc. Class A	7,157	631
*	Sunrun Inc.	39,436	618
*	Dril-Quip Inc.	14,559	601
*	Callon Petroleum Co.	92,888	581
*	Oasis Petroleum Inc.	109,947	572
*	NOW Inc.	43,847	571
*,^ Enphase Energy Inc.		35,115	533
	Archrock Inc.	53,216	472
	Warrior Met Coal Inc.	17,583	454
*,^ McDermott International Inc.		73,026	441
	SemGroup Corp. Class A	32,285	407
*	Oil States International Inc.	24,396	406
*	Gulfport Energy Corp.	71,215	390
*	Helix Energy Solutions Group Inc.	57,424	388
	TerraForm Power Inc. Class A	24,482	330
*	C&J Energy Services Inc.	25,640	304
*,^ California Resources Corp.		18,710	303
*	Newpark Resources Inc.	37,384	261
*	Par Pacific Holdings Inc.	12,159	238
*	Renewable Energy Group Inc.	13,659	214
	Green Plains Inc.	16,086	210
*	Diamond Offshore Drilling Inc.	26,074	205
*	Unit Corp.	21,052	202
*	Matrix Service Co.	10,642	193
*	Noble Corp. plc	99,229	192
*	SunCoke Energy Inc.	26,189	192
*	Talos Energy Inc.	8,126	190
*	Exterran Corp.	13,023	180
*	CONSOL Energy Inc.	6,406	168
*	Frank's International NV	29,389	167
*	KLX Energy Services Holdings Inc.	8,147	160
*	W&T Offshore Inc.	37,449	157
*	Select Energy Services Inc. Class A	14,516	155
*	REX American Resources Corp.	2,263	153
*	Bonanza Creek Energy Inc.	7,763	152
*	Clean Energy Fuels Corp.	55,504	148
*	Denbury Resources Inc.	99,826	144
	Berry Petroleum Corp.	13,062	140
*	Forum Energy Technologies Inc.	32,584	124
*,^ SunPower Corp. Class A		16,329	122
*	Northern Oil and Gas Inc.	58,905	117
*	Laredo Petroleum Inc.	44,333	117
*	Ameresco Inc. Class A	7,639	111
*	Nine Energy Service Inc.	5,969	101
*	Superior Energy Services Inc.	61,963	100
*	SEACOR Marine Holdings Inc.	6,685	92
*	SandRidge Energy Inc.	12,358	85
*	HighPoint Resources Corp.	44,291	83
*	FTS International Inc.	12,934	80
*	Vivint Solar Inc.	12,092	79
*	Trecora Resources	8,227	78
	Delek US Holdings Inc.	2,547	78
*	Natural Gas Services Group Inc.	4,998	76
*	Flotek Industries Inc.	22,151	67

*	Era Group Inc.	8,375	62
*	Matador Resources Co.	3,355	55
*	RigNet Inc.	5,282	44
*	SilverBow Resources Inc.	2,935	42
	Panhandle Oil and Gas Inc. Class A	3,106	41
*	Earthstone Energy Inc. Class A	7,456	41
*	Midstates Petroleum Co. Inc.	5,948	40
	Hallador Energy Co.	6,620	37
*	Isramco Inc.	267	32
*	Smart Sand Inc.	9,430	31
	Adams Resources & Energy Inc.	850	29
*	Independence Contract Drilling Inc.	12,947	26
*	Ultra Petroleum Corp.	60,983	23
*	Infrastructure and Energy Alternatives Inc.	6,690	19
*	Dawson Geophysical Co.	7,724	17
	CVR Energy Inc.	394	17
*	Goodrich Petroleum Corp.	1,342	16
*	Basic Energy Services Inc.	7,370	14
*	CARBO Ceramics Inc.	8,253	12
*,^ Halcon Resources Corp.		52,330	11
*	TETRA Technologies Inc.	7,091	11
*	NCS Multistage Holdings Inc.	3,975	11
*	Keane Group Inc.	1,365	10
*	Pioneer Energy Services Corp.	28,114	9
*	Montage Resources Corp.	1,075	8
*	Quintana Energy Services Inc.	2,816	7
*,^ Alta Mesa Resources Inc. Class A		39,460	6
*	Abraxas Petroleum Corp.	4,345	4
*	Ring Energy Inc.	1,164	4
*,^ Approach Resources Inc.		18,881	4
*,^ FuelCell Energy Inc.		3,340	4
*	Nuverra Environmental Solutions Inc.	739	3
	Cimarex Energy Co.	1	—
*	Ramaco Resources Inc.	2	—
*,§ Jones Energy Inc. Class A		1	—
			18,646
Financial Services (42.2%)
	Radian Group Inc.	88,139	1,979
*	MGIC Investment Corp.	144,538	1,958
	Selective Insurance Group Inc.	23,678	1,697
	Blackstone Mortgage Trust Inc. Class A	46,514	1,640
	Healthcare Realty Trust Inc.	50,537	1,629
	IBERIABANK Corp.	22,604	1,616
	Cousins Properties Inc.	171,447	1,552
	Stifel Financial Corp.	28,366	1,521
	Pebblebrook Hotel Trust	53,130	1,479
	United Bankshares Inc.	40,124	1,436
	Rexford Industrial Realty Inc.	37,614	1,422
	Sabra Health Care REIT Inc.	72,846	1,405
	First Industrial Realty Trust Inc.	39,915	1,385
	Physicians Realty Trust	74,576	1,365
	Hancock Whitney Corp.	34,836	1,323
	Valley National Bancorp	131,832	1,295
	Community Bank System Inc.	20,488	1,266
	Sunstone Hotel Investors Inc.	92,739	1,245
	RLJ Lodging Trust	71,193	1,222
	STAG Industrial Inc.	39,986	1,167

Glacier Bancorp Inc.	29,308	1,155
UMB Financial Corp.	18,511	1,143
Terreno Realty Corp.	24,562	1,123
Chemical Financial Corp.	28,989	1,098
Fulton Financial Corp.	68,226	1,075
CoreCivic Inc.	48,586	1,064
Cathay General Bancorp	31,619	1,064
^ Piedmont Office Realty Trust Inc. Class A	51,659	1,050
CNO Financial Group Inc.	66,752	1,049
Washington Federal Inc.	33,141	1,046
BancorpSouth Bank	38,509	1,043
Apollo Commercial Real Estate Finance Inc.	56,205	1,033
American Equity Investment Life Holding Co.	36,389	1,030
Atlantic Union Bankshares Corp.	31,633	1,022
Investors Bancorp Inc.	97,238	1,012
Columbia Banking System Inc.	29,925	998
Old National Bancorp	61,398	979
CenterState Bank Corp.	44,187	967
Xenia Hotels & Resorts Inc.	46,192	966
South State Corp.	14,563	960
CVB Financial Corp.	45,682	939
Argo Group International Holdings Ltd.	13,179	929
Agree Realty Corp.	13,697	917
PotlatchDeltic Corp.	26,931	906
* Essent Group Ltd.	19,262	904
Acadia Realty Trust	32,905	900
First Financial Bancorp	39,184	875
Home BancShares Inc.	49,721	871
Washington REIT	32,705	870
First BanCorp	87,336	870
Trustmark Corp.	26,752	850
Simmons First National Corp. Class A	37,211	849
GEO Group Inc.	38,543	845
DiamondRock Hospitality Co.	84,967	842
Mack-Cali Realty Corp.	37,017	841
First Midwest Bancorp Inc.	42,954	837
International Bancshares Corp.	22,593	824
CareTrust REIT Inc.	33,742	820
ProAssurance Corp.	21,710	815
* Enstar Group Ltd.	4,924	810
Invesco Mortgage Capital Inc.	52,331	805
Lexington Realty Trust	86,831	796
Independent Bank Corp.	11,331	786
United Community Banks Inc.	29,133	772
Retail Opportunity Investments Corp.	45,994	770
WesBanco Inc.	21,390	760
Kemper Corp.	8,977	745
First Merchants Corp.	22,376	744
National Health Investors Inc.	9,438	741
Great Western Bancorp Inc.	23,249	722
Capitol Federal Financial Inc.	53,939	716
American Assets Trust Inc.	15,768	716
LTC Properties Inc.	15,960	714
* Cannae Holdings Inc.	27,966	711
WSFS Financial Corp.	17,601	699
Chesapeake Lodging Trust	24,075	693
Towne Bank	26,812	680

Horace Mann Educators Corp.	16,698	676
Renasant Corp.	19,549	661
Banner Corp.	13,018	657
Northwest Bancshares Inc.	38,830	651
Urban Edge Properties	37,489	647
Alexander & Baldwin Inc.	27,831	642
Hope Bancorp Inc.	49,444	636
* eHealth Inc.	8,904	628
Westamerica Bancorporation	10,460	626
Hannon Armstrong Sustainable Infrastructure Capital Inc.	24,154	626
NBT Bancorp Inc.	17,307	622
Redwood Trust Inc.	38,806	618
National Storage Affiliates Trust	20,698	617
Cadence BanCorp Class A	32,266	597
Ladder Capital Corp. Class A	37,479	596
* Genworth Financial Inc. Class A	204,597	595
Provident Financial Services Inc.	24,932	594
Hilltop Holdings Inc.	29,230	588
Tier REIT Inc.	21,790	587
Global Net Lease Inc.	31,269	576
Seritage Growth Properties Class A	13,384	560
Berkshire Hills Bancorp Inc.	18,743	547
Employers Holdings Inc.	13,101	544
Safety Insurance Group Inc.	5,960	543
Park National Corp.	5,584	528
S&T Bancorp Inc.	13,981	527
Colony Credit Real Estate Inc.	34,262	521
QTS Realty Trust Inc. Class A	11,144	515
Kennedy-Wilson Holdings Inc.	25,007	514
Kite Realty Group Trust	33,739	513
PennyMac Mortgage Investment Trust	24,383	507
* PRA Group Inc.	18,334	506
First Commonwealth Financial Corp.	39,780	500
Walker & Dunlop Inc.	9,901	498
Waddell & Reed Financial Inc. Class A	30,796	497
Industrial Logistics Properties Trust	26,295	496
First Interstate BancSystem Inc. Class A	13,385	494
Heartland Financial USA Inc.	11,958	494
Summit Hotel Properties Inc.	42,172	482
FGL Holdings	60,145	478
OceanFirst Financial Corp.	19,571	466
Office Properties Income Trust	19,419	464
AMERISAFE Inc.	7,758	462
Brookline Bancorp Inc.	32,095	461
Nelnet Inc. Class A	7,650	453
Sandy Spring Bancorp Inc.	14,083	453
Tompkins Financial Corp.	5,695	450
First Busey Corp.	17,914	443
Monmouth Real Estate Investment Corp.	30,466	425
LegacyTexas Financial Group Inc.	11,612	424
Southside Bancshares Inc.	12,988	423
City Holding Co.	5,781	422
First Bancorp	11,891	421
New York Mortgage Trust Inc.	69,384	419
Heritage Financial Corp.	14,860	418
Getty Realty Corp.	13,327	413
PS Business Parks Inc.	2,535	408

Independence Realty Trust Inc.	36,283	398
RPT Realty	32,333	393
* LendingClub Corp.	130,622	392
Piper Jaffray Cos.	5,532	392
Independent Bank Group Inc.	7,514	388
Flagstar Bancorp Inc.	12,032	379
Stewart Information Services Corp.	9,036	372
^ Arbor Realty Trust Inc.	29,774	367
TriCo Bancshares	9,774	365
* Encore Capital Group Inc.	10,583	363
Chatham Lodging Trust	19,057	363
United Fire Group Inc.	7,721	362
* Seacoast Banking Corp. of Florida	15,621	362
ARMOUR Residential REIT Inc.	20,818	362
Pacific Premier Bancorp Inc.	12,397	351
Easterly Government Properties Inc.	19,017	350
Boston Private Financial Holdings Inc.	33,951	348
Veritex Holdings Inc.	13,386	340
* World Acceptance Corp.	2,550	337
OFG Bancorp	17,652	332
Kearny Financial Corp.	24,627	330
Federated Investors Inc. Class B	10,499	321
^ Innovative Industrial Properties Inc.	3,770	317
* Columbia Financial Inc.	20,536	314
^ Washington Prime Group Inc.	76,249	313
Granite Point Mortgage Trust Inc.	16,760	312
* Third Point Reinsurance Ltd.	30,270	308
Franklin Street Properties Corp.	41,986	304
NorthStar Realty Europe Corp.	18,224	300
* MBIA Inc.	33,113	294
BancFirst Corp.	5,622	294
Bryn Mawr Bank Corp.	8,031	294
Central Pacific Financial Corp.	10,449	290
iStar Inc.	26,210	289
NexPoint Residential Trust Inc.	7,134	286
* HomeStreet Inc.	10,043	286
Meridian Bancorp Inc.	16,481	285
Capstead Mortgage Corp.	35,655	282
Investors Real Estate Trust	4,863	282
Community Healthcare Trust Inc.	7,157	280
Lakeland Bancorp Inc.	18,136	279
TrustCo Bank Corp. NY	37,753	279
Univest Financial Corp.	11,615	277
1st Source Corp.	6,318	276
TPG RE Finance Trust Inc.	14,363	275
National Bank Holdings Corp. Class A	7,735	271
* Ambac Financial Group Inc.	17,572	267
United Financial Bancorp Inc.	20,456	267
Essential Properties Realty Trust Inc.	12,524	266
Northfield Bancorp Inc.	17,713	266
Camden National Corp.	6,204	263
Preferred Apartment Communities Inc. Class A	16,718	262
Urstadt Biddle Properties Inc. Class A	11,909	261
Fidelity Southern Corp.	8,880	250
Oritani Financial Corp.	15,571	249
Great Southern Bancorp Inc.	4,487	248
Community Trust Bancorp Inc.	6,247	247

National Western Life Group Inc. Class A	925	247
Four Corners Property Trust Inc.	8,559	246
Banco Latinoamericano de Comercio Exterior SA	12,323	246
FBL Financial Group Inc. Class A	3,988	245
Hersha Hospitality Trust Class A	14,335	244
James River Group Holdings Ltd.	5,458	243
Gladstone Commercial Corp.	11,549	243
Virtus Investment Partners Inc.	2,357	239
National General Holdings Corp.	10,472	238
Enterprise Financial Services Corp.	5,987	235
State Auto Financial Corp.	6,793	232
Horizon Bancorp Inc.	14,960	232
Banc of California Inc.	17,320	229
Stock Yards Bancorp Inc.	6,871	229
Flushing Financial Corp.	10,846	228
Front Yard Residential Corp.	19,892	228
* Mr Cooper Group Inc.	29,978	227
Dime Community Bancshares Inc.	12,696	226
* St. Joe Co.	14,113	225
Bank of Marin Bancorp	5,516	223
Armada Hoffler Properties Inc.	13,511	223
Hanmi Financial Corp.	10,763	222
Peoples Bancorp Inc.	7,165	221
First Defiance Financial Corp.	8,049	218
* INTL. FCStone Inc.	6,241	217
RLI Corp.	2,513	216
RE/MAX Holdings Inc. Class A	7,278	216
Washington Trust Bancorp Inc.	4,342	213
First of Long Island Corp.	9,887	211
First Community Bankshares Inc.	6,289	206
Peapack Gladstone Financial Corp.	7,544	204
New Senior Investment Group Inc.	30,817	203
CorePoint Lodging Inc.	16,663	202
Mercantile Bank Corp.	6,537	202
CBTX Inc.	7,254	198
Whitestone REIT	15,442	196
German American Bancorp Inc.	6,956	194
ConnectOne Bancorp Inc.	8,991	189
CatchMark Timber Trust Inc. Class A	19,906	187
^ CorEnergy Infrastructure Trust Inc.	4,844	187
* Nicolet Bankshares Inc.	3,170	185
Bridge Bancorp Inc.	6,642	185
Western Asset Mortgage Capital Corp.	18,965	184
* Bancorp Inc.	20,607	183
First Financial Corp.	4,801	182
* EZCORP Inc. Class A	20,560	181
Republic Bancorp Inc. Class A	3,921	180
AG Mortgage Investment Trust Inc.	11,539	178
United Community Financial Corp.	19,295	177
One Liberty Properties Inc.	6,149	175
KKR Real Estate Finance Trust Inc.	8,797	174
Ready Capital Corp.	11,897	173
Federal Agricultural Mortgage Corp.	2,500	171
First Mid Bancshares Inc.	5,117	171
PennyMac Financial Services Inc.	7,997	170
QCR Holdings Inc.	5,267	169
Opus Bank	8,361	168

	Financial Institutions Inc.	6,191	167
	B. Riley Financial Inc.	8,382	166
	Jernigan Capital Inc.	7,627	161
	Ares Commercial Real Estate Corp.	10,843	159
	Arrow Financial Corp.	4,943	159
	Ashford Hospitality Trust Inc.	35,090	157
	Origin Bancorp Inc.	4,678	156
*	Customers Bancorp Inc.	7,793	154
	Waterstone Financial Inc.	9,296	153
	Dynex Capital Inc.	27,672	152
	City Office REIT Inc.	12,901	152
	First Bancshares Inc.	5,084	152
*	TriState Capital Holdings Inc.	7,358	151
	American National Bankshares Inc.	4,315	151
	Anworth Mortgage Asset Corp.	39,691	150
	Bar Harbor Bankshares	6,143	145
	Goosehead Insurance Inc. Class A	3,936	144
	Old Second Bancorp Inc.	11,728	143
	Sierra Bancorp	5,753	143
*	Tejon Ranch Co.	8,656	140
	Farmers National Banc Corp.	10,358	139
	First Foundation Inc.	10,575	139
	EMC Insurance Group Inc.	3,806	137
	Franklin Financial Network Inc.	5,225	137
	Old Line Bancshares Inc.	5,542	136
	CNB Financial Corp.	5,508	136
	Exantas Capital Corp.	12,453	136
	Eagle Bancorp Inc.	2,553	136
*,^ Citizens Inc. Class A		20,901	134
	Independent Bank Corp.	6,284	133
	Citizens & Northern Corp.	4,777	132
	MidWestOne Financial Group Inc.	4,559	127
*	Allegiance Bancshares Inc.	3,870	126
	Braemar Hotels & Resorts Inc.	11,902	124
*	Byline Bancorp Inc.	6,640	124
*	Focus Financial Partners Inc. Class A	4,362	122
	Spirit MTA REIT	17,316	122
^	Orchid Island Capital Inc.	19,797	120
	Peoples Financial Services Corp.	2,759	120
	HomeTrust Bancshares Inc.	4,877	119
	HCI Group Inc.	2,936	119
*	Greenlight Capital Re Ltd. Class A	11,748	119
	FB Financial Corp.	3,426	119
	Home Bancorp Inc.	3,322	118
	PCSB Financial Corp.	5,916	116
*	NMI Holdings Inc. Class A	4,253	116
	Lakeland Financial Corp.	2,616	115
	EVERTEC Inc.	4,007	115
*	FRP Holdings Inc.	2,457	114
	Summit Financial Group Inc.	4,607	114
*	Cushman & Wakefield plc	6,596	111
	Midland States Bancorp Inc.	4,502	110
	BBX Capital Corp. Class A	26,637	109
	Capital City Bank Group Inc.	4,638	109
	Cherry Hill Mortgage Investment Corp.	6,653	108
	Bluerock Residential Growth REIT Inc. Class A	9,479	108
	Southern National Bancorp of Virginia Inc.	7,813	108

National Bankshares Inc.	2,776	105
Business First Bancshares Inc.	4,277	105
Heritage Insurance Holdings Inc.	7,154	105
Century Bancorp Inc. Class A	1,167	105
First Bancorp Inc.	4,096	104
* Metropolitan Bank Holding Corp.	2,594	103
* Bridgewater Bancshares Inc.	9,353	103
West Bancorporation Inc.	4,927	102
RBB Bancorp	5,508	102
Enterprise Bancorp Inc.	3,612	101
Cedar Realty Trust Inc.	35,617	101
Global Medical REIT Inc.	9,336	100
Macatawa Bank Corp.	9,777	99
ACNB Corp.	2,746	98
Oppenheimer Holdings Inc. Class A	3,879	96
* SmartFinancial Inc.	4,635	95
Western New England Bancorp Inc.	10,333	95
* Cardtronics plc Class A	3,112	94
Central Valley Community Bancorp	4,761	93
Southern Missouri Bancorp Inc.	2,866	93
* Cowen Inc. Class A	6,129	93
Northrim BanCorp Inc.	2,755	92
Pennsylvania REIT	14,333	92
Ames National Corp.	3,484	92
* Equity Bancshares Inc. Class A	3,669	91
Guaranty Bancshares Inc.	3,100	91
* Baycom Corp.	4,124	90
Civista Bancshares Inc.	4,130	90
* Southern First Bancshares Inc.	2,513	90
Cambridge Bancorp	1,086	89
Safehold Inc.	3,214	88
* Spirit of Texas Bancshares Inc.	3,945	87
* Donnelley Financial Solutions Inc.	7,050	87
Territorial Bancorp Inc.	3,231	87
* PICO Holdings Inc.	8,084	85
Carolina Financial Corp.	2,514	83
Merchants Bancorp	4,565	83
Luther Burbank Corp.	8,282	82
Great Ajax Corp.	6,488	82
Global Indemnity Ltd.	2,758	82
Reliant Bancorp Inc.	3,764	82
First Internet Bancorp	3,953	80
First Choice Bancorp	3,669	80
Arlington Asset Investment Corp. Class A	11,827	79
Codorus Valley Bancorp Inc.	3,745	79
Shore Bancshares Inc.	5,125	79
First Business Financial Services Inc.	3,429	78
Penns Woods Bancorp Inc.	1,851	77
Orrstown Financial Services Inc.	3,610	77
* Forestar Group Inc.	4,275	77
* Altisource Portfolio Solutions SA	3,778	76
Premier Financial Bancorp Inc.	4,850	76
Live Oak Bancshares Inc.	4,862	76
* Ocwen Financial Corp.	48,573	75
Norwood Financial Corp.	2,342	75
Timberland Bancorp Inc.	3,057	75
Farmland Partners Inc.	12,029	74

Gladstone Land Corp.	5,980	74
First Bank	6,592	74
Independence Holding Co.	1,930	72
Pacific City Financial Corp.	4,194	72
BankFinancial Corp.	5,149	72
MutualFirst Financial Inc.	2,394	72
Investors Title Co.	462	71
* Entegra Financial Corp.	2,389	71
Amalgamated Bank Class A	4,239	70
MidSouth Bancorp Inc.	6,211	70
* Select Bancorp Inc.	6,277	69
* Republic First Bancorp Inc.	14,255	69
Riverview Bancorp Inc.	8,890	69
Evans Bancorp Inc.	1,946	68
Bank of Commerce Holdings	6,492	67
BCB Bancorp Inc.	5,461	67
Tiptree Inc.	10,874	66
Bank of Princeton	2,344	66
* NI Holdings Inc.	3,881	66
SB One Bancorp	2,992	66
C&F Financial Corp.	1,348	65
Fidelity D&D Bancorp Inc.	1,085	65
LCNB Corp.	3,800	64
* Stratus Properties Inc.	2,293	64
* Evo Payments Inc. Class A	2,185	64
Protective Insurance Corp. Class B	3,700	63
Consolidated-Tomoka Land Co.	1,060	63
Bankwell Financial Group Inc.	2,183	62
Community Bankers Trust Corp.	8,529	62
Chemung Financial Corp.	1,347	60
* Hallmark Financial Services Inc.	5,098	60
Prudential Bancorp Inc.	3,451	60
MBT Financial Corp.	6,539	60
* Howard Bancorp Inc.	4,292	60
First Northwest Bancorp	3,709	60
Investar Holding Corp.	2,486	59
Community Financial Corp.	1,908	59
ESSA Bancorp Inc.	3,872	59
Northeast Bank	2,838	59
1st Constitution Bancorp	3,138	59
Ohio Valley Banc Corp.	1,607	58
* HarborOne Bancorp Inc.	3,246	58
Parke Bancorp Inc.	2,852	58
Unity Bancorp Inc.	2,754	55
^ CBL & Associates Properties Inc.	66,740	54
MVB Financial Corp.	3,386	54
Donegal Group Inc. Class A	3,666	53
United Security Bancshares	5,127	52
* PDL Community Bancorp	3,649	51
BRT Apartments Corp.	4,048	51
OP Bancorp	5,271	50
Hingham Institution for Savings	277	50
Peoples Bancorp of North Carolina Inc.	1,827	50
Level One Bancorp Inc.	2,141	50
First Community Corp.	2,788	50
* Atlantic Capital Bancshares Inc.	3,029	50
* Malvern Bancorp Inc.	2,482	49

Middlefield Banc Corp.	1,247	49
BrightSphere Investment Group plc	4,535	49
First United Corp.	2,690	48
Oak Valley Bancorp	2,567	48
* Pacific Mercantile Bancorp	6,103	47
* Regional Management Corp.	1,882	46
First Financial Northwest Inc.	3,043	46
Mid Penn Bancorp Inc.	1,866	45
CB Financial Services Inc.	1,833	43
First Savings Financial Group Inc.	748	43
GAIN Capital Holdings Inc.	10,559	41
Universal Health Realty Income Trust	501	41
* Coastal Financial Corp.	2,490	40
First Guaranty Bancshares Inc.	1,903	39
Crawford & Co. Class B	4,672	39
County Bancorp Inc.	2,205	38
* Provident Bancorp Inc.	1,581	37
Associated Capital Group Inc. Class A	959	36
FS Bancorp Inc.	756	36
* Esquire Financial Holdings Inc.	1,545	35
Capstar Financial Holdings Inc.	2,234	33
Auburn National Bancorporation Inc.	941	32
UMH Properties Inc.	2,271	30
United Insurance Holdings Corp.	2,220	30
FedNat Holding Co.	2,031	27
Sterling Bancorp Inc.	3,028	27
Kingstone Cos. Inc.	2,882	26
Saul Centers Inc.	476	26
* Capital Bancorp Inc.	2,117	25
GAMCO Investors Inc. Class A	1,433	24
* I3 Verticals Inc. Class A	829	21
Heritage Commerce Corp.	1,749	21
PJT Partners Inc.	533	20
* Bank7 Corp.	1,101	19
* Transcontinental Realty Investors Inc.	672	18
* MoneyGram International Inc.	11,476	16
Maiden Holdings Ltd.	27,102	15
Oconee Federal Financial Corp.	555	13
* FVCBankcorp Inc.	722	13
Ladenburg Thalmann Financial Services Inc.	3,973	13
Greenhill & Co. Inc.	830	12
* On Deck Capital Inc.	2,864	12
Farmers & Merchants Bancorp Inc.	370	11
* Impac Mortgage Holdings Inc.	3,497	10
Griffin Industrial Realty Inc.	229	9
* American Realty Investors Inc.	734	8
Greene County Bancorp Inc.	280	8
Union Bankshares Inc.	108	4
* Siebert Financial Corp.	209	2
		157,662
Health Care (3.9%)
* Syneos Health Inc.	23,133	954
* Avanos Medical Inc.	19,052	718
Patterson Cos. Inc.	33,433	703
* Magellan Health Inc.	9,920	655
* Prestige Consumer Healthcare Inc.	21,218	616
* Allscripts Healthcare Solutions Inc.	62,598	609

CONMED Corp.	6,473	521
* Brookdale Senior Living Inc.	76,054	470
* Endo International plc	85,364	423
National HealthCare Corp.	4,880	379
* Cambrex Corp.	7,655	305
* LivaNova plc	4,099	295
* AngioDynamics Inc.	15,498	291
* Mallinckrodt plc	33,151	288
* Integer Holdings Corp.	3,386	237
* OPKO Health Inc.	129,550	232
* Triple-S Management Corp. Class B	8,750	214
* Anika Therapeutics Inc.	5,599	213
* Arena Pharmaceuticals Inc.	3,990	212
* Adverum Biotechnologies Inc.	20,535	206
Luminex Corp.	9,625	203
* Amphastar Pharmaceuticals Inc.	8,753	169
* PDL BioPharma Inc.	57,770	163
* Zogenix Inc.	4,298	162
* Achillion Pharmaceuticals Inc.	56,009	156
* Ra Pharmaceuticals Inc.	7,152	155
* NextGen Healthcare Inc.	8,024	154
* Prothena Corp. plc	16,177	151
* Acorda Therapeutics Inc.	15,381	143
* Akorn Inc.	32,806	135
* HMS Holdings Corp.	4,407	134
* CryoLife Inc.	4,634	133
* AMAG Pharmaceuticals Inc.	13,690	130
* Acceleron Pharma Inc.	3,035	121
* Intra-Cellular Therapies Inc.	9,081	118
* Five Prime Therapeutics Inc.	13,584	114
* Cross Country Healthcare Inc.	14,317	102
* Albireo Pharma Inc.	2,889	95
* BioScrip Inc.	45,639	95
* Community Health Systems Inc.	34,458	92
* Concert Pharmaceuticals Inc.	8,667	88
* Epizyme Inc.	6,405	88
* Orthofix Medical Inc.	1,681	83
* Myriad Genetics Inc.	3,301	82
* SeaSpine Holdings Corp.	5,996	82
Invacare Corp.	13,534	80
* RTI Surgical Holdings Inc.	18,233	77
* Guardant Health Inc.	996	77
* Immunomedics Inc.	5,465	71
* Medicines Co.	1,996	71
* Calithera Biosciences Inc.	12,946	68
* Cymabay Therapeutics Inc.	5,506	67
Owens & Minor Inc.	24,157	65
* Lannett Co. Inc.	12,078	64
* Chimerix Inc.	18,663	63
* Surgery Partners Inc.	6,935	59
Computer Programs & Systems Inc.	2,249	58
* Portola Pharmaceuticals Inc.	1,848	52
* Ardelyx Inc.	18,081	49
* Aratana Therapeutics Inc.	10,295	48
* Alder Biopharmaceuticals Inc.	4,336	47
* Synlogic Inc.	6,056	45
* Tricida Inc.	1,189	44

*	R1 RCM Inc.	3,687	43
*	Audentes Therapeutics Inc.	1,194	42
*	Molecular Templates Inc.	5,117	41
*	Catalyst Biosciences Inc.	5,026	40
*	FONAR Corp.	2,035	39
*,^ Allogene Therapeutics Inc.		1,487	39
*	Cara Therapeutics Inc.	1,780	37
*	Allakos Inc.	932	37
*,^ Eidos Therapeutics Inc.		1,077	34
*	Arcus Biosciences Inc.	3,957	34
*	Rubius Therapeutics Inc.	2,237	32
*	Spero Therapeutics Inc.	2,864	32
*	Harvard Bioscience Inc.	13,845	31
*	ArQule Inc.	4,272	31
*	Lantheus Holdings Inc.	1,252	30
*	Cerus Corp.	6,398	30
*	BioTime Inc.	29,324	29
*	CareDx Inc.	896	28
*	Syndax Pharmaceuticals Inc.	3,733	27
*,^ Novavax Inc.		4,618	26
*	NanoString Technologies Inc.	922	26
*	XOMA Corp.	1,388	26
*	Menlo Therapeutics Inc.	3,783	25
*	Spectrum Pharmaceuticals Inc.	3,439	25
*	Axonics Modulation Technologies Inc.	764	25
*	BioCryst Pharmaceuticals Inc.	6,748	24
	Meridian Bioscience Inc.	1,894	21
*	resTORbio Inc.	2,880	21
*	Translate Bio Inc.	1,971	21
*	NewLink Genetics Corp.	11,487	20
*	Arbutus Biopharma Corp.	11,067	20
*	Adamas Pharmaceuticals Inc.	4,279	20
*	Cellular Biomedicine Group Inc.	1,251	20
*	Tetraphase Pharmaceuticals Inc.	23,478	19
*	Cytokinetics Inc.	1,774	18
*	Scholar Rock Holding Corp.	998	18
	National Research Corp.	356	18
*	MeiraGTx Holdings plc	806	18
	Utah Medical Products Inc.	222	18
*	Crinetics Pharmaceuticals Inc.	635	17
*	Xeris Pharmaceuticals Inc.	1,380	15
*	Magenta Therapeutics Inc.	966	14
	Phibro Animal Health Corp. Class A	466	14
*	Gossamer Bio Inc.	743	14
*	Dynavax Technologies Corp.	2,766	13
*,^ AVEO Pharmaceuticals Inc.		15,542	13
*	Arvinas Inc.	617	13
*	Akebia Therapeutics Inc.	2,878	13
*	Replimune Group Inc.	937	13
*,^ NantKwest Inc.		12,104	12
*	Kiniksa Pharmaceuticals Ltd. Class A	797	12
*	Avrobio Inc.	850	12
*,^ Nymox Pharmaceutical Corp.		7,536	12
*	Rigel Pharmaceuticals Inc.	5,288	11
*	Karyopharm Therapeutics Inc.	1,979	11
*	Aclaris Therapeutics Inc.	2,359	11
*	Forty Seven Inc.	953	11

*	Twist Bioscience Corp.	416	11
*	PetIQ Inc. Class A	399	10
*	Assertio Therapeutics Inc.	3,453	10
*	scPharmaceuticals Inc.	2,970	10
*	Constellation Pharmaceuticals Inc.	1,088	9
*	Bellicum Pharmaceuticals Inc.	4,453	9
*	Principia Biopharma Inc.	307	9
*	OraSure Technologies Inc.	1,042	9
*	AgeX Therapeutics Inc.	3,049	9
*	Alector Inc.	502	9
*	Minerva Neurosciences Inc.	1,576	8
*	Kezar Life Sciences Inc.	857	8
*	Abeona Therapeutics Inc.	1,365	7
*	Synthorx Inc.	511	7
*	Y-mAbs Therapeutics Inc.	354	7
*	Castlight Health Inc. Class B	2,122	7
*	Neuronetics Inc.	587	7
*	SI-BONE Inc.	384	6
*	LogicBio Therapeutics Inc.	404	6
*	Kodiak Sciences Inc.	604	6
*	Melinta Therapeutics Inc.	2,779	6
*	CASI Pharmaceuticals Inc.	1,822	6
*	Rockwell Medical Inc.	1,248	6
*	Liquidia Technologies Inc.	563	6
*	Tocagen Inc.	1,079	6
*	Sutro Biopharma Inc.	379	4
*	American Renal Associates Holdings Inc.	666	4
*	Verrica Pharmaceuticals Inc.	579	4
*	Vapotherm Inc.	243	4
*	Pfenex Inc.	622	4
*	Miragen Therapeutics Inc.	1,645	4
*	Gritstone Oncology Inc.	383	4
*	Neon Therapeutics Inc.	681	3
*	Corvus Pharmaceuticals Inc.	875	3
*	Aquestive Therapeutics Inc.	840	3
*	AAC Holdings Inc.	3,237	3
*	Aptinyx Inc.	825	3
*	Athersys Inc.	1,482	2
*	Proteostasis Therapeutics Inc.	2,432	2
*,^ NantHealth Inc.		4,256	2
*	Zafgen Inc.	1,223	2
*	Equillium Inc.	311	2
*	Osmotica Pharmaceuticals plc	788	2
*	Harpoon Therapeutics Inc.	154	2
*	Neos Therapeutics Inc.	1,152	2
*	Ovid therapeutics Inc.	687	1
*	ElectroCore Inc.	449	1
*	Achaogen Inc.	2,645	—
			14,365
Materials & Processing (4.9%)
	Louisiana-Pacific Corp.	49,102	1,121
*	Rexnord Corp.	37,586	989
^	Cleveland-Cliffs Inc.	100,932	878
	Belden Inc.	16,590	849
	Innospec Inc.	9,939	802
	Carpenter Technology Corp.	18,933	768
	Minerals Technologies Inc.	14,639	761

	Stepan Co.	8,312	705
	Commercial Metals Co.	47,243	631
	Sensient Technologies Corp.	8,146	552
*	BMC Stock Holdings Inc.	25,978	520
	Materion Corp.	8,174	494
*	Gibraltar Industries Inc.	12,968	463
	Greif Inc. Class A	9,533	338
	Schweitzer-Mauduit International Inc.	10,223	320
	Kaiser Aluminum Corp.	3,199	285
	PH Glatfelter Co.	18,176	265
*	Beacon Roofing Supply Inc.	7,087	245
	Mueller Water Products Inc. Class A	25,186	233
*	MRC Global Inc.	15,717	233
*	PQ Group Holdings Inc.	14,866	225
	Hecla Mining Co.	170,151	223
	Schnitzer Steel Industries Inc.	10,540	223
*	Verso Corp.	12,893	222
*	AK Steel Holding Corp.	126,752	218
	Quanex Building Products Corp.	13,424	208
*	Livent Corp.	32,311	204
	HB Fuller Co.	5,162	204
	Griffon Corp.	13,663	196
	Trinseo SA	5,295	195
*	AdvanSix Inc.	7,857	192
	Tronox Holdings plc Class A	20,288	188
*	Coeur Mining Inc.	64,576	183
	Innophos Holdings Inc.	6,713	179
	Tredegar Corp.	10,481	163
	American Vanguard Corp.	11,736	156
	Haynes International Inc.	5,102	149
	Hawkins Inc.	3,972	141
	NN Inc.	17,228	134
	Rayonier Advanced Materials Inc.	20,404	133
	US Silica Holdings Inc.	12,567	130
^	Caesarstone Ltd.	9,301	129
*	Intrepid Potash Inc.	38,861	123
*	Unifi Inc.	6,406	121
*	TimkenSteel Corp.	16,072	114
	FutureFuel Corp.	10,299	107
*	Century Aluminum Co.	18,923	106
*	Clearwater Paper Corp.	6,554	106
*	Landec Corp.	9,986	99
*	UFP Technologies Inc.	2,673	99
*	LB Foster Co. Class A	4,014	97
*,^ Energy Fuels Inc.		34,310	93
	Greif Inc. Class B	2,100	93
*	Northwest Pipe Co.	3,874	90
	Universal Forest Products Inc.	2,658	86
*	Armstrong Flooring Inc.	7,801	82
*	Veritiv Corp.	4,633	82
*	Lawson Products Inc.	2,138	78
	Culp Inc.	4,491	77
	Neenah Inc.	1,171	67
*	Foundation Building Materials Inc.	4,211	64
	Synalloy Corp.	3,440	64
*	Koppers Holdings Inc.	2,376	63
	United States Lime & Minerals Inc.	769	63

	Oil-Dri Corp. of America	2,111	62
	Apogee Enterprises Inc.	1,685	61
	Compass Minerals International Inc.	1,171	60
	Eastern Co.	2,228	54
	Olympic Steel Inc.	3,732	46
	Worthington Industries Inc.	1,301	44
*	Universal Stainless & Alloy Products Inc.	3,482	44
	PolyOne Corp.	1,678	42
*,^ Amyris Inc.		11,547	39
	Interface Inc. Class A	2,428	35
*	AgroFresh Solutions Inc.	12,368	30
	Global Brass & Copper Holdings Inc.	674	29
*	LSB Industries Inc.	8,454	28
*	Masonite International Corp.	545	26
*	Kraton Corp.	999	24
	Boise Cascade Co.	1,047	23
*	Shiloh Industries Inc.	5,368	22
	Valhi Inc.	8,763	18
*	GMS Inc.	959	16
	Insteel Industries Inc.	786	14
	CompX International Inc.	790	12
*	NL Industries Inc.	3,637	12
	Gold Resource Corp.	2,924	8
*	Marrone Bio Innovations Inc.	1,849	3
*,§ Ferroglobe R&W Trust		19,424	—
			18,173
Other (0.0%)2
*	Avantor Inc.	921	16
	Tradeweb Markets Inc. Class A	313	14
*,^ Beyond Meat Inc.		71	7
*	Parsons Corp.	206	6
*	Pagerduty Inc.	111	6
*	Silk Road Medical Inc.	107	5
*	Levi Strauss & Co. Class A	235	5
*	Brigham Minerals Inc.	189	4
*	Shockwave Medical Inc.	64	4
*	Mayville Engineering Co. Inc.	202	3
*	Turning Point Therapeutics Inc.	81	3
*	Sciplay Corp. Class A	149	2
*	NextCure Inc.	101	2
*	Precision BioSciences Inc.	140	2
*	Palomar Holdings Inc.	72	2
*	NGM Biopharmaceuticals Inc.	113	2
*,§ NewStar Financial Inc. CVR		6,148	2
*	Axcella Health Inc.	106	1
*	Fastly Inc. Class A	67	1
*,§ Media General Inc. CVR		35,434	1
*	Hookipa Pharma Inc.	143	1
*,§ Corium CVR		871	—
			89
Producer Durables (11.4%)
*	FTI Consulting Inc.	15,507	1,301
*	Spirit Airlines Inc.	28,028	1,292
	KBR Inc.	57,908	1,287
*	Darling Ingredients Inc.	66,853	1,264
	SkyWest Inc.	20,830	1,223

* Allegheny Technologies Inc.	51,714	1,107
GATX Corp.	15,419	1,077
Moog Inc. Class A	11,982	988
ABM Industries Inc.	27,094	982
Brady Corp. Class A	19,455	901
Barnes Group Inc.	17,012	880
UniFirst Corp.	5,418	860
ESCO Technologies Inc.	10,330	722
* Electronics For Imaging Inc.	17,766	651
Triton International Ltd.	20,978	620
* SPX FLOW Inc.	17,308	618
* Navistar International Corp.	19,062	593
Steelcase Inc. Class A	34,828	559
* Casella Waste Systems Inc. Class A	14,342	555
* Chart Industries Inc.	7,075	542
* TriMas Corp.	18,601	533
Hawaiian Holdings Inc.	19,937	498
* Kratos Defense & Security Solutions Inc.	22,571	498
Scorpio Tankers Inc.	18,578	484
ICF International Inc.	6,515	475
EMCOR Group Inc.	5,767	465
* OSI Systems Inc.	4,287	444
* Huron Consulting Group Inc.	8,980	442
Aircastle Ltd.	22,096	429
EnPro Industries Inc.	7,495	416
* CBIZ Inc.	20,996	416
Encore Wire Corp.	8,280	413
Ship Finance International Ltd.	33,118	410
Kennametal Inc.	13,138	404
AAR Corp.	13,381	403
* Sykes Enterprises Inc.	16,078	398
Watts Water Technologies Inc. Class A	4,884	398
MTS Systems Corp.	7,264	394
Triumph Group Inc.	19,816	384
Navigant Consulting Inc.	17,198	378
Greenbrier Cos. Inc.	12,880	350
EnerSys	6,093	343
* Atlas Air Worldwide Holdings Inc.	9,645	341
* TrueBlue Inc.	15,717	334
Matson Inc.	9,427	323
ACCO Brands Corp.	42,615	313
AZZ Inc.	7,394	311
Kelly Services Inc. Class A	12,956	304
* Milacron Holdings Corp.	26,003	299
* SEACOR Holdings Inc.	7,011	292
Werner Enterprises Inc.	10,428	291
Multi-Color Corp.	5,737	285
Actuant Corp. Class A	12,523	277
* CIRCOR International Inc.	6,545	277
Argan Inc.	5,913	272
* Tidewater Inc.	12,621	269
* Great Lakes Dredge & Dock Corp.	23,061	245
* Frontline Ltd.	30,991	243
Rush Enterprises Inc. Class A	6,773	239
GasLog Ltd.	16,426	237
Altra Industrial Motion Corp.	7,279	228
ArcBest Corp.	9,060	227

* Tutor Perini Corp.	15,104	220
Wabash National Corp.	16,136	218
* Modine Manufacturing Co.	16,930	218
DHT Holdings Inc.	37,784	210
* Thermon Group Holdings Inc.	9,312	205
* SP Plus Corp.	6,508	202
* Manitowoc Co. Inc.	14,573	199
* Ducommun Inc.	4,290	194
Ennis Inc.	10,320	191
Cubic Corp.	3,338	188
* Aegion Corp. Class A	12,949	186
* Hub Group Inc. Class A	4,765	186
Hyster-Yale Materials Handling Inc.	4,176	184
Gorman-Rupp Co.	5,595	166
* Team Inc.	11,304	164
* Vectrus Inc.	4,551	161
* Wesco Aircraft Holdings Inc.	16,202	159
* International Seaways Inc.	8,893	158
Briggs & Stratton Corp.	16,500	155
Marten Transport Ltd.	8,702	153
Granite Construction Inc.	3,799	153
* Control4 Corp.	6,300	149
Astec Industries Inc.	4,900	144
* Heritage-Crystal Clean Inc.	5,750	144
Pitney Bowes Inc.	38,079	139
Resources Connection Inc.	8,376	129
Columbus McKinnon Corp.	3,479	126
* Titan Machinery Inc.	7,521	126
Powell Industries Inc.	3,577	123
Herman Miller Inc.	3,415	121
Nordic American Tankers Ltd.	56,524	115
Miller Industries Inc.	4,206	112
Park-Ohio Holdings Corp.	3,566	111
* CECO Environmental Corp.	12,312	109
REV Group Inc.	9,682	107
* Lydall Inc.	5,829	105
Quad/Graphics Inc.	12,449	104
* Textainer Group Holdings Ltd.	11,242	104
Costamare Inc.	20,277	104
Primoris Services Corp.	5,604	102
* Sterling Construction Co. Inc.	8,437	101
* Radiant Logistics Inc.	15,571	99
Tetra Tech Inc.	1,448	98
* SPX Corp.	3,196	95
* Ardmore Shipping Corp.	13,366	94
Scorpio Bulkers Inc.	21,975	93
Hurco Cos. Inc.	2,614	92
* BrightView Holdings Inc.	5,470	91
* Eagle Bulk Shipping Inc.	19,215	90
^ Teekay Corp.	27,596	89
* Teekay Tankers Ltd. Class A	77,204	86
* CAI International Inc.	3,811	86
CRA International Inc.	2,248	84
Titan International Inc.	19,930	84
* Dorian LPG Ltd.	11,280	80
VSE Corp.	3,228	78
NACCO Industries Inc. Class A	1,551	77

Graham Corp.	3,723	76
* Covenant Transportation Group Inc. Class A	4,989	75
* Daseke Inc.	17,133	74
Standex International Corp.	1,082	70
* GP Strategies Corp.	5,116	70
H&E Equipment Services Inc.	2,811	68
* WillScot Corp. Class A	5,002	68
LSC Communications Inc.	13,261	64
RR Donnelley & Sons Co.	28,592	63
Mobile Mini Inc.	2,026	62
* IES Holdings Inc.	3,466	62
* Liquidity Services Inc.	10,817	61
Preformed Line Products Co.	1,271	60
* Blue Bird Corp.	3,038	57
* Advanced Disposal Services Inc.	1,765	57
* InnerWorkings Inc.	16,641	56
* Arlo Technologies Inc.	16,397	56
Marlin Business Services Corp.	2,488	55
* Willis Lease Finance Corp.	1,099	55
* Twin Disc Inc.	3,554	51
Alamo Group Inc.	530	50
* DXP Enterprises Inc.	1,525	49
* YRC Worldwide Inc.	10,462	45
Franklin Electric Co. Inc.	1,013	44
* Vishay Precision Group Inc.	1,049	38
Rush Enterprises Inc. Class B	986	35
Federal Signal Corp.	1,469	35
* Overseas Shipholding Group Inc. Class A	23,011	35
* Mesa Air Group Inc.	3,702	34
* Gencor Industries Inc.	2,969	33
Kimball International Inc. Class B	2,098	32
* Safe Bulkers Inc.	21,570	30
* FreightCar America Inc.	4,775	29
* Genco Shipping & Trading Ltd.	3,775	27
* Mistras Group Inc.	1,783	25
Systemax Inc.	1,158	24
Knoll Inc.	1,191	23
* General Finance Corp.	2,686	20
* US Xpress Enterprises Inc. Class A	3,558	19
* Vicor Corp.	568	17
* FARO Technologies Inc.	390	17
* PAM Transportation Services Inc.	300	17
Hackett Group Inc.	963	16
* Information Services Group Inc.	4,866	15
* Orion Group Holdings Inc.	6,015	15
* Echo Global Logistics Inc.	661	13
Advanced Emissions Solutions Inc.	958	11
* Manitex International Inc.	1,479	9
* Exela Technologies Inc.	3,405	7
* Babcock & Wilcox Enterprises Inc.	15,204	7
* Charah Solutions Inc.	1,177	5
* USA Truck Inc.	151	2
		42,703
Technology (10.6%)
* Cree Inc.	42,176	2,326
* Ciena Corp.	58,548	2,046
* CACI International Inc. Class A	10,018	2,039

* ViaSat Inc.	22,580	1,965
* Verint Systems Inc.	26,387	1,497
SYNNEX Corp.	16,988	1,473
* Tech Data Corp.	15,211	1,379
Perspecta Inc.	58,109	1,262
* Finisar Corp.	48,019	1,007
* Cirrus Logic Inc.	23,082	863
Vishay Intertechnology Inc.	54,590	832
* NetScout Systems Inc.	30,468	747
* Sanmina Corp.	27,778	739
* Mercury Systems Inc.	10,611	730
* Viavi Solutions Inc.	59,950	722
* LiveRamp Holdings Inc.	13,734	706
ManTech International Corp. Class A	10,749	660
* Anixter International Inc.	11,978	639
* Plexus Corp.	12,593	624
* Fabrinet	14,609	623
* Knowles Corp.	35,475	558
* Avaya Holdings Corp.	42,640	536
* Rambus Inc.	44,346	504
* Rogers Corp.	3,535	488
InterDigital Inc.	7,651	486
* Cray Inc.	13,761	482
* MicroStrategy Inc. Class A	3,501	465
* Insight Enterprises Inc.	8,951	461
* Stratasys Ltd.	20,573	451
* Acacia Communications Inc.	9,569	446
* FormFactor Inc.	27,674	397
Benchmark Electronics Inc.	17,848	394
* Diodes Inc.	12,283	380
KEMET Corp.	22,937	365
TiVo Corp.	49,190	354
CTS Corp.	13,305	352
* Synaptics Inc.	12,993	344
* 3D Systems Corp.	42,233	342
Xperi Corp.	15,742	331
* TTM Technologies Inc.	38,199	326
ADTRAN Inc.	19,528	306
* ScanSource Inc.	10,469	306
AVX Corp.	19,034	282
* Ambarella Inc.	7,408	281
* Amkor Technology Inc.	41,239	267
* Diebold Nixdorf Inc.	31,115	264
* MACOM Technology Solutions Holdings Inc.	18,445	261
Science Applications International Corp.	3,299	253
* NETGEAR Inc.	9,725	245
* Perficient Inc.	7,952	242
* Evolent Health Inc. Class A	21,064	224
* KeyW Holding Corp.	19,600	220
* Veeco Instruments Inc.	19,135	220
Presidio Inc.	16,396	217
* Photronics Inc.	26,541	215
* Ultra Clean Holdings Inc.	15,555	198
Comtech Telecommunications Corp.	9,369	198
* Axcelis Technologies Inc.	13,159	195
Methode Electronics Inc.	7,738	191
* Infinera Corp.	60,732	189

* pdvWireless Inc.	3,840	187
* Lumentum Holdings Inc.	4,471	181
* Harmonic Inc.	34,246	179
* Blucora Inc.	5,351	166
^ Maxar Technologies Inc.	22,933	155
Cohu Inc.	10,124	147
PC Connection Inc.	4,596	146
Monotype Imaging Holdings Inc.	8,804	143
* Kimball Electronics Inc.	9,981	142
* Avalara Inc.	1,935	131
* PDF Solutions Inc.	10,362	126
* Digi International Inc.	11,018	120
* Meet Group Inc.	28,628	111
CSG Systems International Inc.	2,359	106
* Ribbon Communications Inc.	21,704	93
Daktronics Inc.	14,399	89
* Telaria Inc.	11,541	87
* Semtech Corp.	2,124	85
* ACI Worldwide Inc.	2,557	80
* Agilysys Inc.	3,234	71
Bel Fuse Inc. Class B	4,060	70
* Alpha & Omega Semiconductor Ltd.	8,025	69
American Software Inc. Class A	5,073	64
* AXT Inc.	15,845	63
* Unisys Corp.	6,455	63
* KVH Industries Inc.	6,720	62
* Acacia Research Corp.	19,774	62
* Tenable Holdings Inc.	2,026	56
* Anaplan Inc.	1,281	56
* NeoPhotonics Corp.	14,227	55
* Calix Inc.	8,980	54
Park Electrochemical Corp.	3,351	50
* Telenav Inc.	6,374	48
* SecureWorks Corp. Class A	3,019	44
* Domo Inc.	1,140	38
* DASAN Zhone Solutions Inc.	2,368	31
* Avid Technology Inc.	3,502	27
* PAR Technology Corp.	870	24
* Clearfield Inc.	1,736	23
* SVMK Inc.	1,333	23
* Applied Optoelectronics Inc.	1,787	15
* Digimarc Corp.	275	14
* CEVA Inc.	626	14
* Upwork Inc.	759	11
* eGain Corp.	1,271	10
* Leaf Group Ltd.	1,346	10
NVE Corp.	111	8
* Casa Systems Inc.	1,028	6
* ChannelAdvisor Corp.	422	4
* Kopin Corp.	1,889	2
		39,736
Utilities (8.2%)
IDACORP Inc.	20,460	2,052
Portland General Electric Co.	36,450	1,927
ONE Gas Inc.	21,253	1,861
Southwest Gas Holdings Inc.	21,573	1,837
ALLETE Inc.	21,020	1,721

Spire Inc.		20,113	1,676
Black Hills Corp.		21,869	1,666
New Jersey Resources Corp.		32,898	1,561
PNM Resources Inc.		32,455	1,529
NorthWestern Corp.		20,613	1,462
Avista Corp.		26,798	1,119
South Jersey Industries Inc.		32,055	1,011
El Paso Electric Co.		16,527	962
Ormat Technologies Inc.		16,188	956
MGE Energy Inc.		14,253	944
California Water Service Group		18,005	886
* Iridium Communications Inc.		39,304	842
Northwest Natural Holding Co.		11,717	806
Otter Tail Corp.		16,122	801
Pattern Energy Group Inc. Class A		32,818	696
Chesapeake Utilities Corp.		5,717	519
Clearway Energy Inc.		28,806	432
* Intelsat SA		22,638	409
American States Water Co.		4,763	347
Connecticut Water Service Inc.		4,914	343
Unitil Corp.		5,867	334
ATN International Inc.		4,331	253
Clearway Energy Inc. Class A		15,228	218
SJW Group		3,384	209
* Cincinnati Bell Inc.		18,545	119
Artesian Resources Corp. Class A		3,171	113
Consolidated Communications Holdings Inc.		28,206	113
Spok Holdings Inc.		7,295	113
* Atlantic Power Corp.		44,431	104
Consolidated Water Co. Ltd.		6,086	82
RGC Resources Inc.		2,967	81
*,^ Frontier Communications Corp.		42,923	81
* AquaVenture Holdings Ltd.		4,477	79
* NII Holdings Inc.		36,852	70
Middlesex Water Co.		871	52
* Pure Cycle Corp.		3,342	31
York Water Co.		553	19
			30,436
Total Common Stocks (Cost $381,626)			371,907
	Coupon
Temporary Cash Investment (1.9%)1
Money Market Fund (1.9%)
3,4 Vanguard Market Liquidity Fund (Cost $6,918)	2.527%	69,170	6,918
Total Investments (101.5%) (Cost $388,544)			378,825
Other Assets and Liabilities-Net (-1.5%)4,5			(5,601)
Net Assets (100%)			373,224
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,256,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $4,733,000 of collateral received for securities on loan.
5 Cash of $78,000 has been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	14	1,027	(66)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Russell 2000 Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	371,904	—	3
Temporary Cash Investments	6,918	—	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	378,799	—	3
1 Represents variation margin on the last day of the reporting period.